INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

We are subject to taxation in the U.S. and the Commonwealth of Massachusetts. At December 31, 2011 and December 31, 2010, FPI had gross deferred tax assets calculated at an expected blended rate of 38% of approximately $5,130,000 and $3,820,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes of approximately $9,700,000. As management of FPI cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately $5,130,000 and $3,820,000 has been established at December 31, 2011 and December 31, 2010, respectively.

The significant components of the Company’s net deferred tax assets (liabilities) at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011	December 31, 2011
Gross deferred tax assets:
Net operating loss carry-forwards	$ 3,503,965	$ 2,857,901
Stock based expenses	1,396,526	736,508
Tax credit carry-forwards	222,134	222,134
All others	13,139	13,139
	5,135,764	3,829,132
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	(5,135,764)	(3,829,132)
Net deferred tax asset (liability)	$ -	$ -

At December 31, 2011, the Company has net operating loss carry-forwards for income tax purposes of approximately $9,700,000, which expire in the years 2023 through 2031. This reflects permanent differences and estimated temporary differences between book and tax losses. The net change in the allowance account from December 31, 2010 to December 31, 2011 was an increase of approximately $1,300,000 for the year ended December 31, 2011.

Due to the reverse merger/recapitalization, the Company is restricted in the future use of net operating loss and tax credit carry-forwards generated by FPM before the effective date of the merger. Both of the separate loss years’ net operating losses will be subject to possible limitations concerning changes of control and other limitations under the Internal Revenue Code. The net operating loss carry-forwards are subject to annual limitations which are cumulative until they expire. The Company is in the process of determining the annual allowable net operating loss deduction should the Company generate taxable income. Since both of the companies which were parties to the share exchange have substantial valuation allowances against any components of deferred taxes, management believes that no material differences in tax allocations will arise from the share transaction.

The accounting for the tax benefits of acquired deductible temporary differences and net operating loss carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition.  Any remaining benefits would be recognized as a reduction of income tax expense in future periods.

Topic 740 in the Accounting Standards Codification (ASC 740) prescribes recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. At December 31, 2011, the Company had taken no tax positions that would require disclosure under ASC 740.

Pursuant to ASC 740, income taxes are provided for based upon the liability method of accounting. Under this approach, deferred income taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2004. Further, the Company currently has no open tax years, subject to audit prior to December 31, 2008.